UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Hedged Equity ETF (THEQ)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Hedged Equity ETF (the "fund") for the period of March 26, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity ETF	$16	0.19%

What drove fund performance during the past period?

  Major U.S. stock indexes rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Versus the S&P 500 Index, security selection within the U.S. Equity Research ETF contributed to relative results. The fund’s equity index put options were also additive during the trailing 12 months.

  The derivatives hedge that reduces the fund’s net equity exposure detracted from relative results given the strong equity market throughout the year. The fund’s exposure to U.S. lower-volatility equities further weighed on relative results.

  The fund seeks capital appreciation by investing in U.S. large-cap equities while aiming to deliver a lower risk profile, especially during significant equity downturns, by investing in multiple tail risk mitigating strategies. The fund uses an approach to risk estimation that gives more weight to extreme negative returns.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
3/26/25	10,000	10,000	10,000
6/2025	10,516	10,883	10,727
9/2025	11,140	11,773	11,484
12/2025	11,281	12,056	11,557

202505-4541202, 202601-5113267

ETF1177-052 02/26

Average Annual Total Returns

Fund	Since Inception 3/26/25
Hedged Equity ETF (Based on Net Asset Value)	12.81%
Russell 3000 Index (Regulatory Benchmark)	20.56%
CBOE S&P 500 5% Put Protection Index (Strategy Benchmark)	15.57%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$34,272
  Number of Portfolio Holdings122
  Investment Advisory Fees Paid (000s)$29
  Portfolio Turnover Rate15.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Exchange-Traded Funds	80.5%
Information Technology	3.3
Financials	1.9
Health Care	1.8
Industrials & Business Services	1.0
Utilities	0.9
Consumer Staples	0.9
Consumer Discretionary	0.8
Communication Services	0.6
Other	8.3

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price U.S. Equity Research ETF	80.5%
McKesson	0.3
Chubb	0.3
Cencora	0.3
Microsoft	0.3
T-Mobile US	0.3
Mastercard	0.2
McDonald's	0.2
Duke Energy	0.2
ServiceNow	0.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers

Hedged Equity ETF (THEQ)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$28,847	$-
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2025
T. ROWE PRICE
THEQ	Hedged Equity ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE HEDGED EQUITY ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

3/26/25(1) Through
12/31/25
NET ASSET VALUE
Beginning of period	$ 25.00
Investment activities
Net investment income(2)(3)	0.30
Net realized and unrealized gain/loss	2.90
Total from investment activities	3.20
Distributions
Net investment income	(0.14)
Net realized gain	(0.08)
Total distributions	(0.22)
NET ASSET VALUE
End of period	$ 27.98

T. ROWE PRICE HEDGED EQUITY ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

3/26/25(1) Through
12/31/25
Ratios/Supplemental Data
Total return, based on NAV(3)(4)(5)	12.81%
Ratios to average net assets:(3)(4)
Gross expenses before waivers/payments by Price Associates	0.46%(6)
Net expenses after waivers/payments by Price Associates	0.19%(6)
Net investment income	1.45%(6)
Portfolio turnover rate(4)(7)	15.3%
Net assets, end of period (in thousands)	$ 34,272

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Reflects the activity of the fund, and does not include the activity of the underlying funds. However, investment performance of the fund is directly related to the investment performance of the underlying funds in which it invests.
(5)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.The fund's total return may be higher or lower than the investment results of the individual underlying funds.
(6)	Annualized
(7)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEDGED EQUITY ETF

December 31, 2025
PORTFOLIO OF INVESTMENTS‡	Shares/Par	$ Value
(Cost and value in $000s)

COMMON STOCKS 11.8%
COMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.3%
AT&T	1,324	33
Verizon Communications	1,325	54
		87
Entertainment 0.0%
Electronic Arts	90	18
		18
Wireless Telecommunication Services 0.3%
T-Mobile US	442	90
		90
Total Communication Services		195
CONSUMER DISCRETIONARY 0.8%
Hotels, Restaurants & Leisure 0.3%
Booking Holdings	1	5
Domino's Pizza	14	6
McDonald's	252	77
Yum! Brands	58	9
		97
Specialty Retail 0.5%
AutoZone (1)	13	44
Home Depot	16	6
Lowe's	143	34
O'Reilly Automotive (1)	546	50
TJX	209	32
		166
Total Consumer Discretionary		263

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 0.9%
Beverages 0.1%
Keurig Dr Pepper	675	19
PepsiCo	155	22
		41
Consumer Staples Distribution & Retail 0.1%
Walmart	180	20
		20
Food Products 0.1%
General Mills	443	21
Ingredion	233	26
		47
Household Products 0.4%
Colgate-Palmolive	834	66
Procter & Gamble	484	69
		135
Tobacco 0.2%
Philip Morris International	348	56
		56
Total Consumer Staples		299
ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
ConocoPhillips	340	32
EOG Resources	347	36
Exxon Mobil	597	72
Williams	353	21
Total Energy		161

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
FINANCIALS 1.9%
Capital Markets 0.3%
Cboe Global Markets	162	41
CME Group	249	68
		109
Financial Services 0.6%
Berkshire Hathaway, Class B (1)	105	53
Mastercard, Class A	141	80
Visa, Class A	199	70
		203
Insurance 1.0%
Allstate	255	53
Arthur J. Gallagher	38	10
Chubb	333	104
Hartford Insurance Group	309	42
Marsh & McLennan	244	45
Progressive	145	33
RenaissanceRe Holdings	102	29
Travelers	86	25
		341
Total Financials		653
HEALTH CARE 1.8%
Biotechnology 0.4%
AbbVie	109	25
Gilead Sciences	555	68
Regeneron Pharmaceuticals	35	27
United Therapeutics (1)	37	18
Vertex Pharmaceuticals (1)	6	3
		141

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
Health Care Equipment & Supplies 0.3%
Becton Dickinson & Company	59	11
Medtronic	352	34
ResMed	112	27
Zimmer Biomet Holdings	237	21
		93
Health Care Providers & Services 0.7%
Cencora	288	97
Encompass Health	159	17
McKesson	137	113
UnitedHealth Group	88	29
		256
Pharmaceuticals 0.4%
Eli Lilly	9	10
Johnson & Johnson	306	63
Merck	668	70
		143
Total Health Care		633
INDUSTRIALS & BUSINESS SERVICES 1.0%
Aerospace & Defense 0.2%
Lockheed Martin	62	30
Northrop Grumman	44	25
		55
Commercial Services & Supplies 0.4%
Republic Services	203	43
Waste Connections	329	58
Waste Management	191	42
		143

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
Electrical Equipment 0.0%
AMETEK	51	10
		10
Ground Transportation 0.0%
CSX	305	11
		11
Machinery 0.0%
Parker-Hannifin	8	7
		7
Professional Services 0.4%
Automatic Data Processing	95	24
Booz Allen Hamilton	290	25
Broadridge Financial Solutions	53	12
SS&C Technologies Holdings	302	26
Verisk Analytics	138	31
		118
Total Industrials & Business Services		344
INFORMATION TECHNOLOGY 3.3%
Communications Equipment 0.5%
Arista Networks (1)	53	7
Cisco Systems	867	67
F5 (1)	113	29
Motorola Solutions	150	57
		160
Electronic Equipment, Instruments & Components 0.4%
Amphenol, Class A	399	54
TE Connectivity	202	46
Teledyne Technologies (1)	112	57
		157

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
IT Services 0.7%
Accenture, Class A	202	54
Amdocs	289	23
Cognizant Technology Solutions, Class A	682	57
GoDaddy, Class A (1)	210	26
International Business Machines	150	45
VeriSign	136	33
		238
Semiconductors & Semiconductor Equipment 0.2%
NVIDIA	211	39
QUALCOMM	99	17
Texas Instruments	55	10
		66
Software 1.4%
Cadence Design Systems (1)	57	18
Check Point Software Technologies (1)	133	25
Fortinet (1)	436	35
Intuit	101	67
Microsoft	195	94
Oracle	14	3
Palo Alto Networks (1)	203	37
PTC (1)	230	40
Roper Technologies	108	48
Salesforce.com	107	28
ServiceNow (1)	478	73
Workday (1)	52	11
		479
Technology Hardware, Storage & Peripherals 0.1%
Apple	44	12

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
NetApp	285	30
		42
Total Information Technology		1,142
MATERIALS 0.1%
Chemicals 0.1%
Linde	59	25
		25
Metals & Mining 0.0%
Newmont	113	12
		12
Total Materials		37
UTILITIES 0.9%
Electric Utilities 0.5%
Duke Energy	648	76
Entergy	101	9
Evergy	439	32
Southern	403	35
Xcel Energy	452	34
		186
Gas Utilities 0.0%
Atmos Energy	102	17
		17
Multi-Utilities 0.4%
Ameren	303	30
CMS Energy	553	39
Consolidated Edison	185	18
DTE Energy	208	27

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
WEC Energy Group	53	6
		120
Total Utilities		323
Total Common Stocks (Cost $4,060)		4,050
EXCHANGE-TRADED FUNDS 80.5%
Exchange-Traded Funds 80.5%
T. Rowe Price U.S. Equity Research ETF (2)	644,777	27,584
Total Exchange-Traded Funds (Cost $24,957)		27,584
SHORT-TERM INVESTMENTS 7.4%
Money Market Funds 6.4%
T. Rowe Price Government Reserve Fund, 3.77% (2)(3)	2,204,173	2,204
U.S. Treasury Obligations 1.0%
U.S. Treasury Bills, 3.90%, 1/8/26	40,000	40
U.S. Treasury Bills, 3.80%, 2/12/26 (4)	20,000	20
U.S. Treasury Bills, 3.85%, 1/22/26 (4)	90,000	90
U.S. Treasury Bills, 3.77%, 2/19/26 (4)	160,000	159
U.S. Treasury Bills, 3.81%, 1/27/26 (4)	20,000	20
		329
Total Short-Term Investments (Cost $2,533)		2,533

T. ROWE PRICE HEDGED EQUITY ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.3%
Exchange-Traded Options Purchased 0.2%

Description	Contracts	Notional Amount	$ Value
S&P 500 Index, Put, 10/16/26 @ $5,900 (1)	2	1,369	28
S&P 500 Index, Put, 11/20/26 @ $5,900 (1)	2	1,369	31
Total Exchange-Traded Options Purchased (Cost $74)			59

OTC Options Purchased 0.1%

Counterparty	Description	Contracts	Notional Amount	$ Value
Morgan Stanley	S&P 500 Index, Put, 12/18/26 @ $6,000 (1)	2	1,369	37
Total OTC Options Purchased (Cost $39)				37
Total Options Purchased (Cost $113)				96

Total Investments in Securities 100.0% of Net Assets (Cost $31,663)	$34,263

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	The underlying fund is an affiliated company. Additional information about the underlying fund including the financial statements and portfolio holdings is available by calling 1-877-495-1138 and at www.troweprice.com.
(3)	Seven-day yield
(4)	At December 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF	Exchange-Traded Fund
OTC	Over-the-counter

T. ROWE PRICE HEDGED EQUITY ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 5 E-mini S&P 500 contracts	03/26	(1,722)	$(1)
Long, 38 U.S. Treasury Notes ten year contracts	03/26	4,295	(22)
Net payments (receipts) of variation margin to date			28
Variation margin receivable (payable) on open futures contracts			$5

T. ROWE PRICE HEDGED EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price U.S. Equity Research ETF	$162	$2,627	$172
T. Rowe Price Treasury Reserve Fund	—	—	32++
T. Rowe Price Government Reserve Fund	—	—	8++
Totals	$162#	$2,627	$212+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 12/31/25
T. Rowe Price U.S. Equity Research ETF	$—	26,995	2,038	$27,584
T. Rowe Price Treasury Reserve Fund	—	¤	¤	—
T. Rowe Price Government Reserve Fund	—	¤	¤	2,204
	Total			$29,788^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying funds represented $0 of the net realized gain (loss).
+	Investment income comprised $212 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $27,161.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEDGED EQUITY ETF

December 31, 2025
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $31,663)	$34,263
Dividends receivable	8
Variation margin receivable on futures contracts	5
Total assets	34,276
Liabilities
Investment management and administrative fees payable	4
Total liabilities	4
NET ASSETS	$34,272
Net Assets Consists of:
Total distributable earnings (loss)	$2,088
Paid-in capital applicable to 1,225,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	32,184
NET ASSETS	$34,272
NET ASSET VALUE PER SHARE	$27.98
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEDGED EQUITY ETF

    STATEMENT OF OPERATIONS

($000s)
3/26/25 Through
12/31/25
Investment Income (Loss)
Income
Dividend	$242
Interest	12
Securities lending	4
Total income	258
Expenses
Investment management and administrative expense	72
Waived / paid by Price Associates	(43)
Total expenses	29
Net investment income	229
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(29)
In-kind redemptions	128
Futures	(552)
Net realized loss	(453)
Change in net unrealized gain / loss
Securities	2,600
Futures	(23)
Change in unrealized gain / loss	2,577
Net realized and unrealized gain / loss	2,124
INCREASE IN NET ASSETS FROM OPERATIONS	$2,353
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEDGED EQUITY ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
3/26/25 Through
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$229
Net realized loss	(453)
Change in net unrealized gain / loss	2,577
Increase in net assets from operations	2,353
Distributions to shareholders
Net earnings	(272)
Capital share transactions*
Shares sold	32,873
Shares redeemed	(682)
Increase in net assets from capital share transactions	32,191
Net Assets
Increase during period	34,272
Beginning of period	-
End of period	$34,272
*Share information (000s)
Shares sold	1,250
Shares redeemed	(25)
Increase in shares outstanding	1,225
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEDGED EQUITY ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Hedged Equity ETF (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund incepted on March 26, 2025. The fund seeks to provide long-term capital growth. As part of the long equity strategy, the majority of the fund invests in T. Rowe Price and third-party exchange-traded funds and particularly in the T. Rowe Price U.S. Equity Research ETF.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date.Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually.

T. ROWE PRICE HEDGED EQUITY ETF

A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee

T. ROWE PRICE HEDGED EQUITY ETF

(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the

T. ROWE PRICE HEDGED EQUITY ETF

valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE HEDGED EQUITY ETF

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$4,050	$—	$—	$4,050
Exchange-Traded Funds	27,584	—	—	27,584
Short-Term Investments	2,204	329	—	2,533
Options Purchased	—	96	—	96
Total	$33,838	$425	$—	$34,263
Liabilities
Futures Contracts*	$23	$—	$—	$23

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the period ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to

T. ROWE PRICE HEDGED EQUITY ETF

enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Equity derivatives	Securities^	$96
Liabilities
Interest rate derivatives	Futures	$22
Equity derivatives	Futures	1
Total		$23

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^	Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the period ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE HEDGED EQUITY ETF

(000s) Location of Gain (Loss) on Statement of Operations
	Securities^	Futures	Total
Realized Gain (Loss)
Interest rate derivatives	$—	$66	$66
Equity derivatives	(50)	(618)	(668)
Total	$(50)	$(552)	$(602)
Change in Unrealized Gain (Loss)
Interest rate derivatives	$—	$(22)	$(22)
Equity derivatives	(17)	(1)	(18)
Total	$(17)	$(23)	$(40)

^	Options purchased are reported as securities.
Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International

T. ROWE PRICE HEDGED EQUITY ETF

Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash  or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of December 31, 2025, securities valued at $262,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE HEDGED EQUITY ETF

Futures Contracts
The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the period ended December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 17% and 31% of net assets.
Options
The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or

T. ROWE PRICE HEDGED EQUITY ETF

cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option.  Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the period ended December 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 10% and 12% of net assets.
NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower,

T. ROWE PRICE HEDGED EQUITY ETF

compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, there were no securities on loan.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $18,504,000 and $3,072,000, respectively, for the period ended December 31, 2025. Portfolio securities received and delivered through in-kind transactions aggregated $16,375,000 and $625,000, respectively, for the period ended December 31, 2025.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
Ordinary income (including short-term capital gains, if any)	$243
Long-term capital gain	29
Total distributions	$272

T. ROWE PRICE HEDGED EQUITY ETF

At December 31, 2025, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$32,237
Unrealized appreciation	$2,769
Unrealized depreciation	(743)
Net unrealized appreciation (depreciation)	$2,026
At December 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Undistributed ordinary income	$65
Net unrealized appreciation (depreciation)	2,026
Loss carryforwards and deferrals	(3)
Total distributable earnings (loss)	$2,088
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, straddles and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to post-October loss deferrals.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.46% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes;

T. ROWE PRICE HEDGED EQUITY ETF

brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the period ended December 31, 2025, are as follows:
(000s)	Effective Management Fee Rate	Management Fee Waived
T. Rowe Price U.S. Equity Research ETF	0.34%	$43

T. ROWE PRICE HEDGED EQUITY ETF

As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 950,000 shares of the fund, representing 78% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE HEDGED EQUITY ETF

NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE HEDGED EQUITY ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Hedged Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Hedged Equity ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period March 26, 2025 (inception) through December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period March 26, 2025 (inception) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE HEDGED EQUITY ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE HEDGED EQUITY ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$29,000 from long-term capital gains, [subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $30,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $27,000 of the fund’s income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section 163(j), $39,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1177-050 02/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026